UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-19261

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP

VALUE FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 10.8%
Distributors - 0.1%
Genuine Parts Co.	5,000	$272,000

Diversified Consumer Services - 0.1%
DeVry Inc.	3,600	212,868
H&R Block Inc.	16,300	261,452

Total Diversified Consumer Services		474,320

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	72,900	2,743,227
Darden Restaurants Inc.	9,600	477,696
Hyatt Hotels Corp., Class A Shares	8,900	363,298	*
Royal Caribbean Cruises Ltd.	14,500	545,780	*
Wyndham Worldwide Corp.	34,000	1,144,100

Total Hotels, Restaurants & Leisure		5,274,101

Household Durables - 0.4%
D.R. Horton Inc.	17,500	201,600
Lennar Corp., Class A Shares	8,600	156,090
Mohawk Industries Inc.	6,400	383,936	*
Toll Brothers Inc.	10,700	221,918	*
Tupperware Brands Corp.	4,100	276,545

Total Household Durables		1,240,089

Leisure Equipment & Products - 0.2%
Mattel Inc.	19,700	541,553

Media - 5.7%
CBS Corp., Class B Shares	113,200	3,225,068
Comcast Corp., Class A Shares	182,000	4,611,880
DISH Network Corp., Class A Shares	22,100	677,807	*
Gannett Co. Inc.	12,500	179,000
News Corp., Class A Shares	147,300	2,607,210
Omnicom Group Inc.	14,900	717,584
Time Warner Inc.	99,900	3,633,363
Viacom Inc., Class B Shares	63,500	3,238,500
Washington Post Co., Class B Shares	400	167,580

Total Media		19,057,992

Multiline Retail - 1.1%
Big Lots Inc.	3,900	129,285	*
J.C. Penney Co. Inc.	11,900	411,026
Kohl’s Corp.	16,000	800,160
Macy’s Inc.	55,500	1,622,820
Nordstrom Inc.	11,600	544,504
Sears Holdings Corp.	3,500	250,040	*

Total Multiline Retail		3,757,835

Specialty Retail - 1.3%
Advance Auto Parts Inc.	4,100	239,809
AutoZone Inc.	2,300	678,155	*
Foot Locker Inc.	7,600	180,576
GameStop Corp., Class A Shares	7,800	208,026	*
Gap Inc.	18,500	334,850
Guess? Inc.	4,900	206,094
Ross Stores Inc.	8,000	640,960
Signet Jewelers Ltd.	4,600	215,326	*
TJX Cos. Inc.	28,800	1,512,864

Total Specialty Retail		4,216,660

Textiles, Apparel & Luxury Goods - 0.3%
V.F. Corp.	8,100	879,336

TOTAL CONSUMER DISCRETIONARY		35,713,886

CONSUMER STAPLES - 9.6%
Beverages - 0.2%
Constellation Brands Inc., Class A Shares	14,900	310,218	*
Dr. Pepper Snapple Group Inc.	11,600	486,388

Total Beverages		796,606

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Food & Staples Retailing - 4.3%
CVS Caremark Corp.	73,500	$2,762,130
Kroger Co.	34,000	843,200
Safeway Inc.	18,300	427,671
Sysco Corp.	31,000	966,580
Wal-Mart Stores Inc.	171,700	9,124,138

Total Food & Staples Retailing		14,123,719

Food Products - 1.5%
ConAgra Foods Inc.	21,700	560,077
Corn Products International Inc.	6,000	331,680
General Mills Inc.	36,800	1,369,696
Hormel Foods Corp.	18,000	536,580
J.M. Smucker Co.	7,800	596,232
Kellogg Co.	17,800	984,696
Smithfield Foods Inc.	8,800	192,456	*
Tyson Foods Inc., Class A Shares	20,200	392,284

Total Food Products		4,963,701

Household Products - 0.1%
Energizer Holdings Inc.	3,900	282,204	*

Tobacco - 3.5%
Altria Group Inc.	112,400	2,968,484
Lorillard Inc.	11,000	1,197,570
Philip Morris International Inc.	91,400	6,102,778
Reynolds American Inc.	40,000	1,482,000

Total Tobacco		11,750,832

TOTAL CONSUMER STAPLES		31,917,062

ENERGY - 10.8%
Energy Equipment & Services - 0.4%
Nabors Industries Ltd.	15,100	372,064	*
Patterson-UTI Energy Inc.	7,100	224,431
Tidewater Inc.	2,700	145,287
Weatherford International Ltd.	39,100	733,125	*

Total Energy Equipment & Services		1,474,907

Oil, Gas & Consumable Fuels - 10.4%
Chesapeake Energy Corp.	34,300	1,018,367
Chevron Corp.	135,300	13,914,252
ConocoPhillips	106,700	8,022,773
Devon Energy Corp.	22,500	1,773,225
Hess Corp.	17,300	1,293,348
Marathon Oil Corp.	37,700	1,986,036
Murphy Oil Corp.	9,600	630,336
Newfield Exploration Co.	7,000	476,140	*
Occidental Petroleum Corp.	39,900	4,151,196
Plains Exploration & Production Co.	7,100	270,652	*
Sunoco Inc.	5,900	246,089
Valero Energy Corp.	29,900	764,543

Total Oil, Gas & Consumable Fuels		34,546,957

TOTAL ENERGY		36,021,864

EXCHANGE TRADED FUNDS - 1.4%
iShares Trust - iShares Russell 1000 Value Index Fund	68,700	4,690,836

FINANCIALS - 17.0%
Capital Markets - 1.5%
Ameriprise Financial Inc.	13,800	795,984
BlackRock Inc.	4,500	863,145
Franklin Resources Inc.	11,900	1,562,351
Raymond James Financial Inc.	12,500	401,875
State Street Corp.	28,600	1,289,574

Total Capital Markets		4,912,929

Commercial Banks - 4.1%
BB&T Corp.	39,500	1,060,180
BOK Financial Corp.	3,900	213,603

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Commercial Banks - 4.1% (continued)
CIT Group Inc.	11,500	$508,990	*
Commerce Bancshares Inc.	5,000	215,000
PNC Financial Services Group Inc.	30,100	1,794,261
U.S. Bancorp	110,100	2,808,651
Wells Fargo & Co.	256,100	7,186,166

Total Commercial Banks		13,786,851

Consumer Finance - 1.6%
American Express Co.	61,300	3,169,210
Capital One Financial Corp.	26,300	1,358,921
Discover Financial Services	29,100	778,425

Total Consumer Finance		5,306,556

Diversified Financial Services - 3.9%
JPMorgan Chase & Co.	282,400	11,561,456
Leucadia National Corp.	14,100	480,810
Nasdaq OMX Group Inc.	10,700	270,710	*
Principal Financial Group Inc.	18,300	556,686

Total Diversified Financial Services		12,869,662

Insurance - 5.9%
ACE Ltd.	19,200	1,263,744
Alleghany Corp.	504	167,887	*
American Financial Group Inc.	15,200	542,488
Arch Capital Group Ltd.	24,900	794,808	*
Chubb Corp.	43,800	2,742,318
Everest Re Group Ltd.	3,400	277,950
Hartford Financial Services Group Inc.	25,300	667,161
HCC Insurance Holdings Inc.	9,600	302,400
Loews Corp.	62,700	2,639,043
Markel Corp.	1,200	476,172	*
Progressive Corp.	93,500	1,999,030
Reinsurance Group of America Inc.	5,900	359,074
RenaissanceRe Holdings Ltd.	8,000	559,600
Torchmark Corp.	11,000	705,540
Travelers Cos. Inc.	52,700	3,076,626
Unum Group	68,500	1,745,380
Validus Holdings Ltd.	5,700	176,415
W.R. Berkley Corp.	12,100	392,524
XL Group PLC	26,300	578,074

Total Insurance		19,466,234

TOTAL FINANCIALS		56,342,232

HEALTH CARE - 16.5%
Biotechnology - 1.4%
Amgen Inc.	51,400	2,999,190	*
Gilead Sciences Inc.	41,400	1,714,374	*

Total Biotechnology		4,713,564

Health Care Equipment & Supplies - 2.8%
Baxter International Inc.	30,000	1,790,700
Becton, Dickinson & Co.	12,800	1,102,976
Boston Scientific Corp.	81,800	565,238	*
Covidien PLC	26,500	1,410,595
Medtronic Inc.	52,400	2,018,972
St. Jude Medical Inc.	17,600	839,168
Zimmer Holdings Inc.	22,600	1,428,320	*

Total Health Care Equipment & Supplies		9,155,969

Health Care Providers & Services - 4.8%
Aetna Inc.	29,700	1,309,473
AMERIGROUP Corp.	2,600	183,222	*
CIGNA Corp.	19,700	1,013,171
Coventry Health Care Inc.	10,200	371,994	*
Health Net Inc.	6,500	208,585	*
Humana Inc.	12,100	974,534
Kinetic Concepts Inc.	5,200	299,676	*
Laboratory Corporation of America Holdings	8,000	774,320	*

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - 4.8% (continued)
Lincare Holdings Inc.	3,600	$105,372
McKesson Corp.	29,000	2,425,850
Mednax Inc.	1,500	108,285	*
Omnicare Inc.	6,100	194,529
Quest Diagnostics Inc.	8,800	520,080
UnitedHealth Group Inc.	82,700	4,265,666
WellPoint Inc.	42,000	3,308,340

Total Health Care Providers & Services		16,063,097
Pharmaceuticals - 7.5%
Abbott Laboratories	61,200	3,220,344
Bristol-Myers Squibb Co.	118,600	3,434,656
Eli Lilly & Co.	55,800	2,094,174
Endo Pharmaceuticals Holdings Inc.	11,400	457,938	*
Forest Laboratories Inc.	31,600	1,243,144	*
Johnson & Johnson	82,900	5,514,508
Pfizer Inc.	417,600	8,602,560
Warner Chilcott PLC, Class A Shares	12,800	308,864

Total Pharmaceuticals		24,876,188
TOTAL HEALTH CARE		54,808,818
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.9%
General Dynamics Corp.	26,600	1,982,232
L-3 Communications Holdings Inc.	5,600	489,720
Lockheed Martin Corp.	18,400	1,489,848
Northrop Grumman Corp.	20,900	1,449,415
Raytheon Co.	18,800	937,180
Spirit AeroSystems Holdings Inc.	9,600	211,200	*

Total Aerospace & Defense		6,559,595
Building Products - 0.1%
Owens Corning Inc.	6,600	246,510	*

Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	5,300	204,739
Pitney Bowes Inc.	10,200	234,498
R.R. Donnelley & Sons Co.	10,900	213,749

Total Commercial Services & Supplies		652,986
Construction & Engineering - 0.2%
KBR Inc.	8,100	305,289
Quanta Services Inc.	10,700	216,140	*
URS Corp.	4,100	183,434	*

Total Construction & Engineering		704,863
Electrical Equipment - 0.1%
Hubbell Inc., Class B Shares	3,100	201,345

Industrial Conglomerates - 7.5%
3M Co.	37,700	3,575,845
General Electric Co.	762,100	14,373,206
Tyco International Ltd.	24,800	1,225,864
United Technologies Corp.	67,500	5,974,425

Total Industrial Conglomerates		25,149,340

Machinery - 2.0%
AGCO Corp.	6,400	315,904	*
Cummins Inc.	10,400	1,076,296
Deere & Co.	22,200	1,830,390
Flowserve Corp.	4,100	450,549
Illinois Tool Works Inc.	15,200	858,648
ITT Industries Inc.	12,100	713,053
Kennametal Inc.	4,100	173,061
Parker Hannifin Corp.	8,600	771,764
Terex Corp.	5,500	156,475	*
Timken Co.	4,800	241,920

Total Machinery		6,588,060

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Professional Services - 0.1%
Dun & Bradstreet Corp.	2,700	$203,958

Road & Rail - 0.4%
Norfolk Southern Corp.	18,100	1,356,233

TOTAL INDUSTRIALS		41,662,890

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.1%
Harris Corp.	8,500	383,010

Computers & Peripherals - 0.6%
Dell Inc.	98,200	1,636,994	*
Seagate Technology PLC	14,200	229,472

Total Computers & Peripherals		1,866,466

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics Inc.	11,700	485,550	*
Avnet Inc.	15,100	481,388	*
Corning Inc.	109,300	1,983,795
Ingram Micro Inc., Class A Shares	13,800	250,332	*
Molex Inc.	8,500	219,045

Total Electronic Equipment, Instruments & Components		3,420,110

Internet Software & Services - 0.2%
IAC/InterActiveCorp	14,000	534,380	*

IT Services - 3.9%
Alliance Data Systems Corp.	2,800	263,396	*
Fidelity National Information Services Inc.	16,100	495,719
Fiserv Inc.	8,000	501,040	*
International Business Machines Corp.	64,200	11,013,510
Western Union Co.	33,100	662,993

Total IT Services		12,936,658

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices Inc.	15,900	622,326
Applied Materials Inc.	70,300	914,603
Intel Corp.	283,200	6,275,712
KLA-Tencor Corp.	9,000	364,320
Lam Research Corp.	6,600	292,248	*
Texas Instruments Inc.	64,300	2,110,969
Xilinx Inc.	14,200	517,874

Total Semiconductors & Semiconductor Equipment		11,098,052

Software - 0.4%
CA Inc.	53,500	1,221,940

TOTAL INFORMATION TECHNOLOGY		31,460,616

MATERIALS - 2.8%
Chemicals - 1.6%
Albemarle Corp.	4,600	318,320
Ashland Inc.	4,100	264,942
E.I. du Pont de Nemours & Co.	42,100	2,275,505
Eastman Chemical Co.	4,100	418,487
FMC Corp.	6,000	516,120
Nalco Holding Co.	6,900	191,889
PPG Industries Inc.	8,300	753,557
RPM International Inc.	12,600	290,052
Scotts Miracle-Gro Co., Class A Shares	3,200	164,192
Valspar Corp.	6,400	230,784

Total Chemicals		5,423,848

Containers & Packaging - 0.6%
Ball Corp.	19,700	757,662
Bemis Co. Inc.	5,600	189,168
Crown Holdings Inc.	10,200	395,964	*
Sealed Air Corp.	15,700	373,503
Sonoco Products Co.	6,400	227,456

Total Containers & Packaging		1,943,753

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	5,000	$248,250
Steel Dynamics Inc.	11,300	183,625

Total Metals & Mining		431,875

Paper & Forest Products - 0.5%
Domtar Corp.	2,600	246,272
International Paper Co.	23,300	694,806
MeadWestvaco Corp.	17,100	569,601

Total Paper & Forest Products		1,510,679

TOTAL MATERIALS		9,310,155

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T Inc.	396,000	12,438,360

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems Inc.	1,933	60,078

TOTAL TELECOMMUNICATION SERVICES		12,498,438

UTILITIES - 4.2%
Electric Utilities - 1.6%
American Electric Power Co. Inc.	23,800	896,784
Duke Energy Corp.	81,500	1,534,645
Edison International	29,900	1,158,625
NextEra Energy Inc.	19,500	1,120,470
NV Energy Inc.	23,100	354,585
Pepco Holdings Inc.	11,700	229,671
Westar Energy Inc.	8,000	215,280

Total Electric Utilities		5,510,060

Gas Utilities - 0.2%
Atmos Energy Corp.	6,400	212,800
Energen Corp.	6,700	378,550
UGI Corp.	5,700	181,773

Total Gas Utilities		773,123

Independent Power Producers & Energy Traders - 0.4%
AES Corp.	41,100	523,614	*
Calpine Corp.	23,600	380,668	*
NRG Energy Inc.	12,600	309,708	*

Total Independent Power Producers & Energy Traders		1,213,990

Multi-Utilities - 1.9%
Alliant Energy Corp.	6,700	272,422
Ameren Corp.	12,100	348,964
Consolidated Edison Inc.	16,900	899,756
Dominion Resources Inc.	32,000	1,544,640
DTE Energy Co.	14,500	725,290
Integrys Energy Group Inc.	5,000	259,200
MDU Resources Group Inc.	10,000	225,000
NiSource Inc.	14,700	297,675
OGE Energy Corp.	6,900	347,208
SCANA Corp.	2,700	106,299
Sempra Energy	11,900	629,272
TECO Energy Inc.	14,200	268,238
Wisconsin Energy Corp.	12,400	388,740

Total Multi-Utilities		6,312,704

Water Utilities - 0.1%
American Water Works Co. Inc.	9,300	273,885

TOTAL UTILITIES		14,083,762

TOTAL INVESTMENTS - 98.9% (Cost - $303,674,852#)		328,510,559
Other Assets in Excess of Liabilities - 1.1%		3,615,374

TOTAL NET ASSETS - 100.0%		$332,125,933

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$328,510,559	—	—	$328,510,559

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or

Notes to Schedule of Investments (unaudited) (continued)

if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,250,328
Gross unrealized depreciation	(414,621)

Net unrealized appreciation	$24,835,707

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Principal Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Principal Executive Officer

Date:	August 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2011